                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      03-31-01
                                               ------------------

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Graham Partners, L.P.
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Address: 200 Park Ave.
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        39th Floor
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        New York, N.Y. 10166-0005
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Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Joseph Basile
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Title: Vice President
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Phone: 212-251-3141
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Signature, Place, and Date of Signing:

/s/ Joseph Basile          New York, NY             5-15-01
-------------------    --------------------    -----------------
   [Signature]           [City, State]              [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name
28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name
_______   ___________________________   ________________________________

[Repeat as necessary.]

                                FORM 13F 3-31-01
                   REPORTING MANAGER: ABN AMRO SECURITIES LLC
-----------------------------------------------------------------------------------------------------------------------------------
                               VALUATION CURRENCY: USD
ITEM 1                          ITEM 2   ITEM 3      ITEM 4    ITEM 5     ITEM 6                ITEM 7  ITEM 8
NAME OF ISUER                   TITLE    CUSIP       FAIR      SHARES OF  INVEST. DISC          MANA-   VOTING AUTHORITY
                                OF       NUMBER      MARKET    PRINCIPAL       SHARED           GERS
                                CLASS                VALUE     AMOUNT     SOLE SHARED OTHER             SOLE      SHARED   NONE
                                                                          (A)    (B)     (C)            (A)       (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------

ACT MANUFACTURING INC           OTC EQ   000973107   2898438   265000 N   X                     GRAP     265000        0        0

ADOBE SYSTEMS INC               OTC EQ   00724F101    349700    10000 N   X                     GRAP      10000        0        0

ADVANCED DIGITAL INFORMATI      OTC EQ   007525108   2596875   150000 N   X                     GRAP     150000        0        0

AKAMAI TECHNOLOGIES INC         OTC EQ   00971T101    214063    25000 N   X                     GRAP      25000        0        0

AMAZON COM INC                  OTC EQ   023135106    306900    30000 N   X                     GRAP      30000        0        0

ANTEC CORP                      OTC EQ   03664P105    309453    42500 N   X                     GRAP      42500        0        0

APPLIED MICROSYSTEMS CORP       OTC EQ   037935103    726750   323000 N   X                     GRAP     323000        0        0

AT HOME CORP-SER A              OTC EQ   045919107     89600    20000 N   X                     GRAP      20000        0        0

AVID TECHNOLOGY INC             OTC EQ   05367P100   3403938   254500 N   X                     GRAP     254500        0        0

BROADBASE SOFTWARE INC          OTC EQ   11130R100    878516   432500 N   X                     GRAP     432500        0        0

BELL MICROPRODUCTS INC          OTC EQ   078137106    113125    10000 N   X                     GRAP      10000        0        0

BSQUARE CORP.                   OTC EQ   11776U102    276563    25000 N   X                     GRAP      25000        0        0

BROADVISION INC                 OTC EQ   111412102    160313    30000 N   X                     GRAP      30000        0        0

CLARENT CORP                    OTC EQ   180461105   2100000   175000 N   X                     GRAP     175000        0        0

COMPUTER NETWORK TECHNOLOG      OTC EQ   204925101   3115000   280000 N   X                     GRAP     280000        0        0

COMVERSE TECHNOLOGY INC         OTC EQ   205862402    588900    10000 N   X                     GRAP      10000        0        0

CROSSWORLDS SOFTWARE INC        OTC EQ   22769P109    137500    40000 N   X                     GRAP      40000        0        0

DATATEC SYSTEM INC              OTC EQ   238128102      5050    10100 N   X                     GRAP      10100        0        0

DSET CORP                       OTC EQ   262504103     38438    30000 N   X                     GRAP      30000        0        0

QUANTUM CORP DSSG COM           COMMON   747906204   1160000   100000 N   X                     GRAP     100000        0        0

                                FORM 13F 3-31-01
                   REPORTING MANAGER: ABN AMRO SECURITIES LLC
-----------------------------------------------------------------------------------------------------------------------------------
                               VALUATION CURRENCY: USD
ITEM 1                          ITEM 2   ITEM 3      ITEM 4    ITEM 5     ITEM 6                ITEM 7  ITEM 8
NAME OF ISUER                   TITLE    CUSIP       FAIR      SHARES OF  INVEST. DISC          MANA-   VOTING AUTHORITY
                                OF       NUMBER      MARKET    PRINCIPAL       SHARED           GERS
                                CLASS                VALUE     AMOUNT     SOLE SHARED OTHER             SOLE      SHARED   NONE
                                                                          (A)    (B)     (C)            (A)       (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------

EBAY INC                        OTC EQ   278642103    814219    22500 N   X                     GRAP      22500        0        0

EARTHLINK NETWORK INC           OTC EQ   270321102   1515625   125000 N   X                     GRAP     125000        0        0

EMC CORP-MASS                   COMMON   268648102    294000    10000 N   X                     GRAP      10000        0        0

EMULEX CORP NEW                 OTC EQ   292475209    470313    25000 N   X                     GRAP      25000        0        0

E PIPHANY INC                   OTC EQ   26881V100    409063    35000 N   X                     GRAP      35000        0        0

EPRESENCE INC                   OTC EQ   294348107   1418938   311000 N   X                     GRAP     311000        0        0

EARTHWEB INC                    OTC EQ   27032C108    686025   304900 N   X                     GRAP     304900        0        0

EZENIA INC                      OTC EQ   302311105    137500   100000 N   X                     GRAP     100000        0        0

FAIRCHILD SEMICONDUCTOR IN      COMMON   303726103    666000    50000 N   X                     GRAP      50000        0        0

FREEMARKETS INC                 OTC EQ   356602102     95313    10000 N   X                     GRAP      10000        0        0

GLENAYRE TECHNOLOGIES INC       OTC EQ   377899109     53906    25000 N   X                     GRAP      25000        0        0

GEMSTAR TV GUIDE INTL INC       OTC EQ   36866W106    431250    15000 N   X                     GRAP      15000        0        0

GENTA INC NEW                   OTC EQ   37245M207    324820    54500 N   X                     GRAP      54500        0        0

HI / FN INC                     OTC EQ   428358105    334400    20000 N   X                     GRAP      20000        0        0

INTERACT COMM CORP              OTC EQ   45839Y107   4250563   361750 N   X                     GRAP     361750        0        0

IMMUNEX CORP                    OTC EQ   452528102    572500    40000 N   X                     GRAP      40000        0        0

INNOVEDA INC                    OTC EQ   45769F102    173438    50000 N   X                     GRAP      50000        0        0

INFOSPACE INC                   OTC EQ   45678T102   1153750   520000 N   X                     GRAP     520000        0        0

INTRUSION.COM INC               OTC EQ   46121E106   1230000   307500 N   X                     GRAP     307500        0        0

                                FORM 13F 3-31-01
                   REPORTING MANAGER: ABN AMRO SECURITIES LLC
-----------------------------------------------------------------------------------------------------------------------------------
                               VALUATION CURRENCY: USD
ITEM 1                          ITEM 2   ITEM 3      ITEM 4    ITEM 5     ITEM 6                ITEM 7  ITEM 8
NAME OF ISUER                   TITLE    CUSIP       FAIR      SHARES OF  INVEST. DISC          MANA-   VOTING AUTHORITY
                                OF       NUMBER      MARKET    PRINCIPAL       SHARED           GERS
                                CLASS                VALUE     AMOUNT     SOLE SHARED OTHER             SOLE      SHARED   NONE
                                                                          (A)    (B)     (C)            (A)       (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------

***IONA TECHNOLOGIES PLC        PREFER   46206P109    247500     7500 N   X                     GRAP       7500        0        0

INTERSIL HLDG CORP              OTC EQ   46069S109    184375    10000 N   X                     GRAP      10000        0        0

JDS UNIPHASE CORP               OTC EQ   46612J101    553125    30000 N   X                     GRAP      30000        0        0

KEYNOTE SYS INC                 OTC EQ   493308100    223750    20000 N   X                     GRAP      20000        0        0

LEGATO SYSTEMS INC              OTC EQ   524651106   4644063   385000 N   X                     GRAP     385000        0        0

MACROMEDIA INC                  OTC EQ   556100105    481875    30000 N   X                     GRAP      30000        0        0

MANUGISTICS GROUP  INC          OTC EQ   565011103    457813    25000 N   X                     GRAP      25000        0        0

MCAFEE COM CORP - CL A          OTC EQ   579062100    595000   100000 N   X                     GRAP     100000        0        0

MICROGRAFX INC                  OTC EQ   595077108     99375   106000 N   X                     GRAP     106000        0        0

MICROSOFT CORP                  OTC EQ   594918104   1367188    25000 N   X                     GRAP      25000        0        0

MICRON TECHNOLOGY INC           COMMON   595112103    207650     5000 N   X                     GRAP       5000        0        0

MAXTOR CORP (NEW)               OTC EQ   577729205   1820000   260000 N   X                     GRAP     260000        0        0

NAVISITE INC                    OTC EQ   63935M109     75000    50000 N   X                     GRAP      50000        0        0

NEOMAGIC CAORP                  OTC EQ   640497103    232031    67500 N   X                     GRAP      67500        0        0

NATURAL MICROSYSTEMS CORP       OTC EQ   638882100    399375    45000 N   X                     GRAP      45000        0        0

NATIONAL SEMICONDUCTOR COR      COMMON   637640103    668750    25000 N   X                     GRAP      25000        0        0

NETOPIA INC                     OTC EQ   64114K104    287500   100000 N   X                     GRAP     100000        0        0

NETERGY NETWORKS INC            OTC EQ   64111F108      7813    10000 N   X                     GRAP      10000        0        0

NEXTCARD INC                    OTC EQ   65332K107    928125    90000 N   X                     GRAP      90000        0        0

OAK TECHNOLOGY INC              OTC EQ   671802106   2581622   437100 N   X                     GRAP     437100        0        0

                                FORM 13F 3-31-01
                   REPORTING MANAGER: ABN AMRO SECURITIES LLC
-----------------------------------------------------------------------------------------------------------------------------------
                               VALUATION CURRENCY: USD
ITEM 1                          ITEM 2   ITEM 3      ITEM 4    ITEM 5     ITEM 6                ITEM 7  ITEM 8
NAME OF ISUER                   TITLE    CUSIP       FAIR      SHARES OF  INVEST. DISC          MANA-   VOTING AUTHORITY
                                OF       NUMBER      MARKET    PRINCIPAL       SHARED           GERS
                                CLASS                VALUE     AMOUNT     SOLE SHARED OTHER             SOLE      SHARED   NONE
                                                                          (A)    (B)     (C)            (A)       (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------

ONI SYS CORP                    OTC EQ   68273F103    243750    12500 N   X                     GRAP      12500        0        0

OPENWAVE SYS INC                OTC EQ   683718100    347200    17500 N   X                     GRAP      17500        0        0

OTG SOFTWARE INC                OTC EQ   671059103     63281    10000 N   X                     GRAP      10000        0        0

PALM INC                        OTC EQ   696642107    210156    25000 N   X                     GRAP      25000        0        0

PURCHASEPRO.COM INC             OTC EQ   746144104     72500    10000 N   X                     GRAP      10000        0        0

PEREGRINE SYSTEMS INC           OTC EQ   71366Q101    195000    10000 N   X                     GRAP      10000        0        0

NASDAQ 100 SHARES               COMMON   631100104    978750    25000 N   X                     GRAP      25000        0        0

REGISTER.COM INC                OTC EQ   75914G101    345469    55000 N   X                     GRAP      55000        0        0

READ RITE CORP                  OTC EQ   755246105   1243500   150000 N   X                     GRAP     150000        0        0

RESEARCH IN MOTION LTD NEW      OTC EQ   760975102    483340    22000 N   X                     GRAP      22000        0        0

SONICBLUE INC                   OTC EQ   83546Q109    256025    53900 N   X                     GRAP      53900        0        0

SEACHANGE INTERNATIONAL IN      OTC EQ   811699107   4716563   351000 N   X                     GRAP     351000        0        0

SPECTRALINK CORP                OTC EQ   847580107    277063    28600 N   X                     GRAP      28600        0        0

SOMERA COMMUNICATIONS INC       OTC EQ   834458101    450000   100000 N   X                     GRAP     100000        0        0

SONUS NETWORKS INC              OTC EQ   835916107    399063    20000 N   X                     GRAP      20000        0        0

DMC STRATEX NETWORKS INC        OTC EQ   23322L106    166000    20000 N   X                     GRAP      20000        0        0

SYBASE INC                      OTC EQ   871130100    310000    20000 N   X                     GRAP      20000        0        0

3D LABS INC LTD                 OTC EQ   G8846W103     84000    70000 N   X                     GRAP      70000        0        0

TIBCO SOFTWARE INC              OTC EQ   88632Q103    935000   110000 N   X                     GRAP     110000        0        0

                                FORM 13F 3-31-01
                   REPORTING MANAGER: ABN AMRO SECURITIES LLC
-----------------------------------------------------------------------------------------------------------------------------------
                               VALUATION CURRENCY: USD
ITEM 1                          ITEM 2   ITEM 3      ITEM 4    ITEM 5     ITEM 6                ITEM 7  ITEM 8
NAME OF ISUER                   TITLE    CUSIP       FAIR      SHARES OF  INVEST. DISC          MANA-   VOTING AUTHORITY
                                OF       NUMBER      MARKET    PRINCIPAL       SHARED           GERS
                                CLASS                VALUE     AMOUNT     SOLE SHARED OTHER             SOLE      SHARED   NONE
                                                                          (A)    (B)     (C)            (A)       (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------

TRIDENT MICROSYSTEMS INC        OTC EQ   895919108     82969    15000 N   X                     GRAP      15000        0        0

TURNSTONE SYSTEMS INC           OTC EQ   900423104    150625    20000 N   X                     GRAP      20000        0        0

TUT SYSTEMS COM                 OTC EQ   901103101     93281    30000 N   X                     GRAP      30000        0        0

UPTON RESOURCES INC             CEQ      91685D102    106228    50000 N   X                     GRAP      50000        0        0

VIGNETTE CORP                   OTC EQ   926734104    804688   125000 N   X                     GRAP     125000        0        0

VIXEL CORP DEL                  OTC EQ   928552108     10625    10000 N   X                     GRAP      10000        0        0

VIALOG CORP                     COMMON   92552X106   2304250   325000 N   X                     GRAP     325000        0        0